Risk management - Regulatory capital (Details) - EUR (€) € in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Risk management
Subscribed capital	€ 8,670		€ 8,309		€ 8,118		€ 8,068
Share premium account	52,013		52,446		50,993
Reserves	62,777		56,526		53,988
Treasury shares	(69)		(31)		(59)
Attributable profit	(8,771)		6,515		7,810
Approved dividends	0		(1,662)		(2,237)
Total equity attributable to owners of parent	114,620		122,103		118,613
Valuation adjustments	(33,144)		(22,032)		(22,141)
Non-controlling interests	9,846		10,588		10,889
TOTAL EQUITY	91,322	€ 110,659	110,659	€ 106,970	107,361	€ 105,493	€ 106,833
Goodwill and intangible assets	(15,711)		(28,478)		(28,644)
Eligible preference shares and preferred securities	9,102		9,039		9,754
Accrued dividend	(478)		(1,761)		(1,055)
Other adjustments	(5,734)		(9,923)		(9,700)
Tier I (Phase-in)	€ 78,501		€ 79,536		€ 77,716